Supplement to the
Fidelity® Advisor Growth Opportunities Fund Class A, Class T, Class B, and Class C
January 29, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying Shares" section beginning on page 11.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information supplements the information found in the "Selling Shares" section beginning on page 13.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

GO-03-01 October 1, 2003
1.756209.105

The following information supplements the information found in the "Exchanging Shares" section beginning on page 16.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 17.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor Growth Opportunities Fund
Institutional Class
January 29, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying Shares" section beginning on page 9.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information replaces the eighth paragraph under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 10.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager; and

The following information replaces similar information found under the "Minimums" table in the "Buying and Selling Shares" section beginning on page 11.

GOI-03-01 October 1, 2003
1.756208.104

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory Services, (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information supplements the information found in the "Selling Shares" section beginning on page 13.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section beginning on page 15.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 15.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor Equity Growth Fund
Class A, Class T, Class B, and Class C
January 29, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying Shares" section beginning on page 12.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information supplements the information found in the "Selling Shares" section beginning on page 14.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

EPG-03-01 October 1, 2003
1.756213.105

The following information supplements the information found in the "Exchanging Shares" section beginning on page 17.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 18.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor
Large Cap Fund
Class A, Class T, Class B, and Class C
January 29, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying Shares" section beginning on page 11.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information supplements the information found in the "Selling Shares" section beginning on page 14.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section beginning on page 17.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

LC-03-01 October 1, 2003
1.749194.106

The following information supplements the information found in the "Account Features and Policies" section beginning on page 18.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor Equity Growth Fund
Institutional Class
January 29, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information replaces the eighth paragraph under the heading "Buying Shares" in the "Buying and Selling Shares" section beginning on page 10.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager; and

The following information supplements the information found in the "Buying Shares" section beginning on page 10.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information replaces similar information found under the "Minimums" table in the "Buying and Selling Shares" section on page 12.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

EPGI-03-01 October 1, 2003
1.756212.104

The following information supplements the information found in the "Selling Shares" section beginning on page 14.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section beginning on page 16.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 16.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor
Large Cap Fund
Institutional Class
January 29, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying Shares" section beginning on page 10.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information replaces the eighth paragraph under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 11.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager; and

The following information replaces similar information found under the "Minimums" table in the "Buying and Selling Shares" section on page 12.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

LCI-03-01 October 1, 2003
1.756205.104

The following information supplements the information found in the "Selling Shares" section beginning on page 14.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section beginning on page 16.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 16.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor Strategic Growth Fund
Institutional Class
January 29, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information replaces the eighth paragraph under the heading "Buying Shares" in the "Buying and Selling Shares" section beginning on page 10.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager; and

The following information supplements the information found in the "Buying Shares" section beginning on page 10.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information replaces similar information found under the "Minimums" table in the "Buying and Selling Shares" section beginning on page 12.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory Services, (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

ATQGI-03-01 October 1, 2003
1.756214.107

The following information supplements the information found in the "Selling Shares" section beginning on page 14.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section beginning on page 16.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 16.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor
Equity Income Fund
Class A, Class T,
Class B, and Class C
January 29, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying Shares" section beginning on page 11.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information supplements the information found in the "Selling Shares" section beginning on page 14.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

EPI-03-01 October 1, 2003
1.756211.105

The following information supplements the information found in the "Exchanging Shares" section beginning on page 17.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 18.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor Strategic Growth Fund
Class A, Class T, Class B, and Class C
January 29, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying Shares" section beginning on page 11.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information supplements the information found in the "Selling Shares" section beginning on page 14.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

ATQG-03-01 October 1, 2003
1.756215.107

The following information supplements the information found in the "Exchanging Shares" section beginning on page 17.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 18.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor
Dynamic Capital
Appreciation Fund
Class A, Class T,
Class B, and Class C
January 29, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying Shares" section beginning on page 12.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information supplements the information found in the "Selling Shares" section beginning on page 14.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

ARG-03-01 October 1, 2003
1.740924.110

The following information supplements the information found in the "Exchanging Shares" section beginning on page 17.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 18.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor
Equity Income Fund
Institutional Class
January 29, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying Shares" section beginning on page 10.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information replaces the eighth paragraph under the heading "Buying Shares" in the "Buying and Selling Shares" section beginning on page 10.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager; and

EPII-03-01 October 1, 2003
1.756210.105

The following information replaces similar information found under the "Minimums" table in the "Buying and Selling Shares" section on page 12.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information supplements the information found in the "Selling Shares" section beginning on page 14.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section beginning on page 16.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 16.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor Mid Cap Fund
Class A, Class T, Class B, and Class C
January 29, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying Shares" section beginning on page 11.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information supplements the information found in the "Selling Shares" section beginning on page 14.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

MC-03-01 October 1, 2003
1.756202.107

The following information supplements the information found in the "Exchanging Shares" section beginning on page 17.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 18.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor Fifty Fund Institutional Class January 29, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying Shares" section beginning on page 10.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information replaces the eighth paragraph under the heading "Buying Shares" in the "Buying and Selling Shares" section beginning on page 10.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager; and

The following information replaces similar information found under the "Minimums" table in the "Buying and Selling Shares" section beginning on page 12.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information supplements the information found in the "Selling Shares" section on page 14.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section on page 16.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

AFIFI-03-02 October 1, 2003
1.749941.107

The following information supplements the information found in the "Account Features and Policies" section beginning on page 16.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

The following information replaces the biographical information for J. Fergus Shiel in the "Fund Management" section on page 21.

Jason Weiner is vice president and manager of Advisor Fifty Fund, which he has managed since April 2003. He also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Weiner has worked as a research analyst and manager.

Supplement to the
Fidelity® Advisor
Dynamic Capital
Appreciation Fund
Institutional Class
January 29, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information replaces the eighth paragraph under the heading "Buying Shares" in the "Buying and Selling Shares" section beginning on page 10.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager; and

The following information supplements the information found in the "Buying Shares" section beginning on page 10.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information replaces similar information found under the "Minimums" table in the "Buying and Selling Shares" section beginning on page 10.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

ARGI-03-01 October 1, 2003
1.740925.109

The following information supplements the information found in the "Selling Shares" section beginning on page 14.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section beginning on page 16.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 16.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor Leveraged Company Stock Fund
Class A, Class T, Class B, and Class C
January 29, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

ALSF-03-03 October 1, 2003
1.756220.107

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 5.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Class A, Class T, Class B, and Class C shares of the fund. The annual operating expenses provided below for each class are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below for each class do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%A	3.50%B	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)C	NoneD	NoneD	5.00%E	1.00%F
Sales charge (load) on reinvested distributions	None	None	None	None

A Lower front-end sales charges for Class A may be available with purchase of $50,000 or more.

B Lower front-end sales charges for Class T may be available with purchase of $50,000 or more.

C A contingent deferred sales charge may be charged when you sell your shares or if your account falls below the account minimum for any reason, including solely due to declines in net asset value per share.

D Certain purchases of Class A and Class T shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 0.25% if redeemed less than one year after purchase. See "Special Purchase Shares" on page 31.

E Declines over 6 years from 5.00% to 0%.

F On Class C shares redeemed less than one year after purchase.

Annual operating expenses (paid from class assets)

	Class A	Class T	Class B	Class C
Management fee	0.63%	0.63%	0.63%	0.63%
Distribution and/or Service (12b-1) fees	0.28%A	0.53%A	1.00%	1.00%
Other expenses	3.90%	3.96%	4.01%	3.87%
Total annual class operating expensesB	4.81%	5.12%	5.64%	5.50%

A Under the Class A and Class T 12b-1 plans, a portion of the brokerage commissions paid when the fund buys or sells a portfolio security may be used to promote the sale of class shares. These commissions are paid by the fund in its day-to-day investment activities and are not a separate charge to class assets. Excluding these brokerage commissions, the 12b-1 fees for Class A and Class T are 0.25% and 0.50%, respectively, and the total annual class operating expenses are 4.50% and 4.81%, respectively.

B FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions (including those contemplated by the Class A and Class T Rule 12b-1 plans), and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Leveraged Company Stock	1.50%	8/1/02	1.75%	8/1/02	2.25%	8/1/02	2.25%	8/1/02

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses and/or promote the sale of class shares. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including this reduction, the total Class A, Class T, Class B, and Class C operating expenses are shown in the table below.

Total Operating ExpensesA
Advisor Leveraged Company Stock - Class A	1.17%
Advisor Leveraged Company Stock - Class T	1.42%
Advisor Leveraged Company Stock - Class B	1.86%
Advisor Leveraged Company Stock - Class C	1.86%

A After reimbursement.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that each class's annual return is 5% and that your shareholder fees and each class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 1,029	$ 1,029	$ 844	$ 844	$ 1,062	$ 562	$ 649	$ 549
3 years	$ 1,939	$ 1,939	$ 1,830	$ 1,830	$ 1,976	$ 1,676	$ 1,638	$ 1,638
5 years	$ 2,853	$ 2,853	$ 2,813	$ 2,813	$ 2,975	$ 2,775	$ 2,716	$ 2,716
10 years	$ 5,152	$ 5,152	$ 5,261	$ 5,261	$ 5,244A	$ 5,244A	$ 5,364	$ 5,364

A Reflects conversion to Class A shares after a maximum of seven years.

The following information supplements the information found in the "Buying Shares" section beginning on page 12.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information supplements the information found in the "Selling Shares" section beginning on page 14.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section beginning on page 17.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 18.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

The following information replaces the biographical information for David Glancy in the "Fund Management" section on page 24.

Thomas Soviero is vice president and manager of Advisor Leveraged Company Stock Fund, which he has managed since July 2003. He also manages institutional high-yield accounts for Fidelity. Since joining Fidelity Investments in 1989, Mr. Soviero has worked as a research analyst, manager and director of high-yield research.

Supplement to the
Fidelity® Advisor Mid Cap Fund
Institutional Class
January 29, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying Shares" section beginning on page 10.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information replaces the eighth paragraph under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 11.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager; and

The following information replaces similar information found under the "Minimums" table in the "Buying and Selling Shares" section beginning on page 12.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

MCI-03-01 October 1, 2003
1.756201.105

The following information supplements the information found in the "Selling Shares" section beginning on page 14.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section beginning on page 16.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 16.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor Small Cap Fund
Institutional Class
January 29, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information replaces the eighth paragraph under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 11.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager; and

The following information supplements the information found in the "Buying Shares" section beginning on page 10.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information replaces similar information found under the "Minimums" table in the "Buying and Selling Shares" section on page 12.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory Services, (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) a mutual fund or qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information supplements the information found in the "Selling Shares" section beginning on page 14.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section on page 16.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 16.

ASCFI-03-01 October 1, 2003
1.708464.108

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor Equity Value Fund
Class A, Class T, Class B, and Class C January 29, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying Shares" section beginning on page 11.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information supplements the information found in the "Selling Shares" section beginning on page 14.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section beginning on page 17.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

AEV-03-01 October 1, 2003
1.760401.104

The following information supplements the information found in the "Account Features and Policies" section beginning on page 18.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor Asset Allocation Fund
Class A, Class T, Class B, and Class C
January 29, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying Shares" section beginning on page 13.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information supplements the information found in the "Selling Shares" section beginning on page 15.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

AAL-03-01 October 1, 2003
1.742446.106

The following information supplements the information found in the "Exchanging Shares" section beginning on page 18.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 19.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor Equity Value Fund
Institutional Class January 29, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying Shares" section beginning on page 10.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information replaces the eighth paragraph under the heading "Buying Shares" in the "Buying and Selling Shares" section beginning on page 10.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager; and

The following information replaces similar information found under the "Minimums" table in the "Buying and Selling Shares" section beginning on page 12.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

AEVI-03-01 October 1, 2003
1.760402.103

The following information supplements the information found in the "Selling Shares" section beginning on page 14.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section on page 16.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 16.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor Small Cap Fund
Class A, Class T,
Class B, and Class C January 29, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying Shares" section beginning on page 11.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information supplements the information found in the "Selling Shares" section beginning on page 14.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

ASCF-03-01 October 1, 2003
1.708463.109

The following information supplements the information found in the "Exchanging Shares" section beginning on page 17.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 18.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor Asset Allocation Fund
Institutional Class
January 29, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying Shares" section beginning on page 11.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information replaces the eighth paragraph under the heading "Buying Shares" in the "Buying and Selling Shares" section beginning on page 12.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager; and

AALI-03-01 October 1, 2003
1.742447.105

The following information replaces similar information found under the "Minimums" table in the "Buying and Selling Shares" section beginning on page 13.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information supplements the information found in the "Selling Shares" section beginning on page 15.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section beginning on page 17.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 17.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor
Fifty Fund
Class A, Class T, Class B, and Class C January 29, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying Shares" section beginning on page 12.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information supplements the information found in the "Selling Shares" section beginning on page 14.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

AFIF-03-02 October 1, 2003
1.749940.108

The following information supplements the information found in the "Exchanging Shares" section beginning on page 17.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 18.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

The following information replaces the biographical information for J. Fergus Shiel in the "Fund Management" section on page 24.

Jason Weiner is vice president and manager of Advisor Fifty Fund, which he has managed since April 2003. He also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Weiner has worked as a research analyst and manager.

Supplement to the
Fidelity® Advisor Leveraged Company Stock Fund
Institutional Class
January 29, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 5.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Institutional Class shares of the fund. The annual class operating expenses provided below for Institutional Class are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses provided below do not reflect the effect of any expense reimbursements or reduction of certain expenses during the period.

ALSFI-03-03 October 1, 2003
1.756219.106

Shareholder fees (paid by the investor directly)

Institutional Class
Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Annual operating expenses (paid from class assets)

Institutional Class
Management fee	0.63%
Distribution and/or Service (12b-1) fees	None
Other expenses	3.97%
Total annual class operating expensesA	4.60%

A Effective August 1, 2002, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including this reduction, the total Institutional Class operating expenses would have been 0.86%.

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that Institutional Class's annual return is 5% and that your shareholder fees and Institutional Class's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Institutional Class
1 year	$ 461
3 years	$ 1,388
5 years	$ 2,323
10 years	$ 4,693

The following information supplements the information found in the "Buying Shares" section beginning on page 10.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information replaces the eighth paragraph under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 11.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager; and

The following information replaces similar information found under the "Minimums" table in the "Buying and Selling Shares" section beginning on page 12.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory Services, (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information supplements the information found in the "Selling Shares" section beginning on page 14.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section beginning on page 16.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 16.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

The following information replaces the biographical information for David Glancy in the "Fund Management" section on page 21.

Thomas Soviero is vice president and manager of Advisor Leveraged Company Stock Fund, which he has managed since July 2003. He also manages institutional high-yield accounts for Fidelity. Since joining Fidelity Investments in 1989, Mr. Soviero has worked as a research analyst, manager and director of high-yield research.

Supplement to the
Fidelity® Advisor
Balanced Class A, Class T, Class B,
and Class C
January 29, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying Shares" section beginning on page 12.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information supplements the information found in the "Selling Shares" section beginning on page 14.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

AIG-03-01 October 1, 2003
1.744347.108

The following information supplements the information found in the "Exchanging Shares" section beginning on page 17.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 18.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor Balanced
Institutional Class
January 29, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying Shares" section beginning on page 10.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information replaces the eighth paragraph under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 11.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager; and

The following information replaces similar information found under the "Minimums" table in the "Buying and Selling Shares" section beginning on page 12.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM, (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

AIGI-03-01 October 1, 2003
1.744350.107

The following information supplements the information found in the "Selling Shares" section beginning on page 14.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section beginning on page 16.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 16.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor
Value Strategies Fund
Institutional Class
January 29, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying Shares" section beginning on page 10.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information replaces the eighth paragraph under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 11.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager; and

The following information replaces similar information found under the "Minimums" table in the "Buying and Selling Shares" section beginning on page 12.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory Services, (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

ISO-03-01 October 1, 2003
1.751426.105

The following information supplements the information found in the "Selling Shares" section beginning on page 14.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section on page 16.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 16.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor
Value Strategies Fund
Class A, Class T,
Class B, and Class C
January 29, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying Shares" section beginning on page 12.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information supplements the information found in the "Selling Shares" section beginning on page 14.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

SO-03-01 October 1, 2003
1.751427.106

The following information supplements the information found in the "Exchanging Shares" section beginning on page 17.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 18.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor Growth & Income Fund
Class A, Class T, Class B, and Class C
January 29, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying Shares" section beginning on page 11.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information supplements the information found in the "Selling Shares" section beginning on page 14.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

AGAI-03-01 October 1, 2003
1.737468.108

The following information supplements the information found in the "Exchanging Shares" section beginning on page 17.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 18.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor
Value Strategies Fund
Initial Class
January 29, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying Shares" section beginning on page 11.

Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information supplements the information found in the "Selling Shares" section beginning on page 12.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section on page 13.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

SOI-03-02 October 1, 2003
1.708013.114

The following information supplements the information found in the "Features and Policies" section beginning on page 13.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor Growth & Income Fund
Institutional Class
January 29, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying Shares" section beginning on page 10.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information replaces the eighth paragraph under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 11.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager; and

The following information replaces similar information found under the "Minimums" table in the "Buying and Selling Shares" section beginning on page 12.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory Services, (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

AGAII-03-01 October 1, 2003
1.741968.106

The following information supplements the information found in the "Selling Shares" section beginning on page 14.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section beginning on page 16.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 16.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor Dividend Growth Fund
Class A, Class T, Class B, and Class C
January 29, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying Shares" section beginning on page 12.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information supplements the information found in the "Selling Shares" section beginning on page 16.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

ADGF-03-01 October 1, 2003
1.756194.106

The following information supplements the information found in the "Exchanging Shares" section beginning on page 19.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 20.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Advisor
Dividend Growth Fund
Institutional Class
January 29, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying Shares" section beginning on page 10.

  Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

The following information replaces the eighth paragraph under the heading "Buying Shares" in the "Buying and Selling Shares" section on page 11.

8. Mutual funds or qualified tuition programs for which FMR or an affiliate serves as investment manager; and

The following information replaces similar information found under the "Minimums" table in the "Buying and Selling Shares" section on page 13.

There is no minimum account balance or initial or subsequent purchase minimum for (i) investments through Portfolio Advisory ServicesSM , (ii) certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts, (iii) a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or (iv) certain mutual fund wrap program accounts. An eligible wrap program must offer asset allocation services, charge an asset-based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with FDC. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information supplements the information found in the "Selling Shares" section beginning on page 14.

  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Exchanging Shares" section beginning on page 17.

  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

The following information supplements the information found in the "Account Features and Policies" section beginning on page 18.

ADGFI-03-01 October 1, 2003
1.756195.104

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.